Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(a) Time charters: As at December 31, 2015, the Company has entered into time charter arrangements on all of its vessels in operation, with the exception of three vessels, with international liner operators. These arrangements as at December 31, 2015, have remaining terms of up to 99 months. After December 31, 2015, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancelable, time charter contracts, are as follows:

Year ending December 31,	Amount
2016	446,325
2017	371,984
2018	198,759
2019	122,306
2020	93,841
2021 and thereafter	217,011
1,450,226

(b) Pursuant to the Restated Framework Deed the Company has a contractual commitment of approximately $108,330 representing 49% of the remaining construction cost of five vessels under construction, 40% of the remaining construction cost of five vessels under construction and 25% of the construction cost of two vessels under construction (Note 9). Additionally, the Company has an outstanding commitment of approximately $2,548 representing 49% of the remaining purchase price of the vessel Monemvasia (ex. Helgoland Trader), which was paid upon delivery of the vessel (Note 21(d)).

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.